Document and Entity Information	Apr. 07, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 07, 2017
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Apr. 07, 2017
Document Effective Date	Apr. 07, 2017
Prospectus Date	Nov. 01, 2016
Victory INCORE Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	MUCAX
Victory INCORE Total Return Bond Fund | Class C
Prospectus:
Trading Symbol	MUCCX
Victory INCORE Total Return Bond Fund | Class Y
Prospectus:
Trading Symbol	MUCYX
Victory INCORE Total Return Bond Fund | Class R6
Prospectus:
Trading Symbol	MUCRX
Victory Integrity Discovery Fund | Class A
Prospectus:
Trading Symbol	MMEAX
Victory Integrity Discovery Fund | Class C
Prospectus:
Trading Symbol	MMECX
Victory Integrity Discovery Fund | Class R
Prospectus:
Trading Symbol	MMERX
Victory Integrity Discovery Fund | Class Y
Prospectus:
Trading Symbol	MMEYX
Victory Integrity Mid-Cap Value Fund | Class A
Prospectus:
Trading Symbol	MAIMX
Victory Integrity Mid-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	MYIMX
Victory Integrity Mid-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	MRIMX
Victory Integrity Small/Mid-Cap Value Fund | Class A
Prospectus:
Trading Symbol	MAISX
Victory Integrity Small/Mid-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	MYISX
Victory Integrity Small/Mid-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	MIRSX
Victory Integrity Small-Cap Value Fund | Class A
Prospectus:
Trading Symbol	VSCVX
Victory Integrity Small-Cap Value Fund | Class C
Prospectus:
Trading Symbol	MCVSX
Victory Integrity Small-Cap Value Fund | Class R
Prospectus:
Trading Symbol	MRVSX
Victory Integrity Small-Cap Value Fund | Class R6
Prospectus:
Trading Symbol	MVSSX
Victory Integrity Small-Cap Value Fund | Class Y
Prospectus:
Trading Symbol	VSVIX
Victory Munder Mid-Cap Core Growth Fund | Class A
Prospectus:
Trading Symbol	MGOAX
Victory Munder Mid-Cap Core Growth Fund | Class C
Prospectus:
Trading Symbol	MGOTX
Victory Munder Mid-Cap Core Growth Fund | Class R
Prospectus:
Trading Symbol	MMSRX
Victory Munder Mid-Cap Core Growth Fund | Class R6
Prospectus:
Trading Symbol	MGOSX
Victory Munder Mid-Cap Core Growth Fund | Class Y
Prospectus:
Trading Symbol	MGOYX
Victory Munder Multi-Cap Fund | Class A
Prospectus:
Trading Symbol	MNNAX
Victory Munder Multi-Cap Fund | Class C
Prospectus:
Trading Symbol	MNNCX
Victory Munder Multi-Cap Fund | Class R
Prospectus:
Trading Symbol	MNNRX
Victory Munder Multi-Cap Fund | Class Y
Prospectus:
Trading Symbol	MNNYX
Victory Munder Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	MASCX
Victory Munder Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	MIGSX
Victory Munder Small Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	MYSGX
Victory S&P 500 Index Fund | Class A
Prospectus:
Trading Symbol	MUXAX
Victory S&P 500 Index Fund | Class R
Prospectus:
Trading Symbol	MUXRX
Victory S&P 500 Index Fund | Class Y
Prospectus:
Trading Symbol	MUXYX
Victory Trivalent Emerging Markets Small-Cap Fund | Class A
Prospectus:
Trading Symbol	MAEMX
Victory Trivalent Emerging Markets Small-Cap Fund | Class Y
Prospectus:
Trading Symbol	MYEMX
Victory Trivalent International Small-Cap Fund | Class A
Prospectus:
Trading Symbol	MISAX
Victory Trivalent International Small-Cap Fund | Class C
Prospectus:
Trading Symbol	MCISX
Victory Trivalent International Small-Cap Fund | Class I
Prospectus:
Trading Symbol	MISIX
Victory Trivalent International Small-Cap Fund | Class R6
Prospectus:
Trading Symbol	MSSIX
Victory Trivalent International Small-Cap Fund | Class Y
Prospectus:
Trading Symbol	MYSIX